Income taxes	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes

20. Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, no Cayman Islands withholding tax will be imposed upon payments of dividends by this entity to its shareholders.

British Virgin Islands

EGHL is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, no British Virgin Islands withholding tax will be imposed upon payments of dividends by these entities to their shareholders.

The United Kingdom

Energys Group Limited, Energys Services Limited and ECSL are incorporated in the United Kingdom and are subject to the United Kingdom corporation tax on their taxable income as reported in their statutory consolidated financial statements adjusted in accordance with relevant the United Kingdom tax laws. The applicable corporate tax rate in the United Kingdom is 19%.

Hong Kong

GAI, EGL(HK), NVL, AGL, CLL, LPL and PML are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory consolidated financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 8.25% for the first HK$2 million assessable profits and 16.5% for assessable profits over the first HK$2 million.

The income tax provision consists of the following components:

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Current tax expenses	-	(2,512)	-	-
Deferred tax expenses	(176,923)	-	-	-
Income tax expenses	(176,923)	(2,512)	-	-

The following table reconciles the United Kingdom statutory rates to the effective tax rates:

	For the years ended June 30,
	2023	2024	2025
	GBP	GBP	GBP
Loss before income tax expense	(2,107,543)	(1,106,493)	(2,075,534)

Effect of tax exempt for the Company incorporated in Cayman Islands	0%	0%	3.0%
Income tax computed at statutory tax rate of 19% of the United Kingdom	(19.0)%	(19.0)%	(19.0)%
Effect of different tax rates available to different jurisdictions	1.5%	1.5%	4.8%
Effect of non-taxable income	1.9%	-	(2.9)%
Effect of non-deductible expenses	-	-	5.1%
Effect of tax loss not recognized (note)	15.6%	17.7%	9.0%
Effect of valuation allowance	8.4	-	-
Income tax expense	8.4%	0.2%	-

Note:	The tax loss not recognized mainly represents subsidiaries of the Company which recorded loss before tax for years ended June 30 2023, 2024 and 2025.

Deferred tax

Deferred tax assets as of June 30, 2024 and 2025 consisted of the following:

	For the years ended June 30,
	2024	2025	2025
	GBP	GBP	US$
Deferred tax assets:
Tax loss	135,361	276,093	378,832
Allowance for expected credit losses	-	65,405	89,743
Total deferred tax assets	135,361	341,498	468,575
Valuation allowance	(135,361)	(341,498)	(468,575)
Deferred tax assets, net of valuation allowance	-	-	-

As of June 30, 2024 and 2025, the Company had GBP712,426 and GBP1,453,119 (US$1,993,852) of net operating loss carryforwards available to reduce future taxable income, respectively. All the net operating loss carryforwards will carry forward indefinitely. Management determined it was more likely than not that the deferred tax asset will not be realized and recorded a 100% valuation allowance for the years ended June 30, 2024 and 2025.